Discontinued Operations - Reconciliation of gross proceeds to net proceeds from sale transaction (Details) - USD ($)		3 Months Ended	6 Months Ended
	Jan. 03, 2020	Feb. 29, 2020	Feb. 29, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received at closing - asset sale			$ (9,500,000)
Gain from asset sale		$ 15,682,000	15,682,000
Overall business | Disposal by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gross proceeds	$ 19,200,000	19,166,000	19,166,000
Cash received at closing - asset sale	(9,700,000)		(9,500,000)
Cash received at closing - working capital			(166,000)
Discount recorded		1,818,000	1,818,000
Less: Transaction reconciliation - working capital adjustment		(1,943,000)	(1,943,000)
Adjusted Note Receivable	$ 9,500,000	5,739,000	5,739,000
Short-term note receivable		358,000	358,000
Long-term note receivable		$ 5,381,000	5,381,000
Gain from asset sale			$ 15,700,000